Note 11 - Commitments and Contingencies (Details Textual)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 29, 2021 USD ($)
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements	$ 281,900,000	$ 281,900,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year One	122,400,000	122,400,000
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Two	91,000,000.0	91,000,000.0
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements, Due in Rolling Year Three	$ 68,500,000	68,500,000
Payments for Vessels Under Construction		$ 7,615,958	$ (0)	$ (0)
Eco Design Fuel Efficient Containerships [Member]
Number of Vessels Under Construction	2	2			2
Construction of Vessels, Amount to Be Financed with a Combination of Debt and Equity	$ 76,100,000	$ 76,100,000			$ 76,100,000
Payments for Vessels Under Construction	7,600,000	7,600,000
Construction of Vessel, Future Minimum Payments Due, Next Twelve Months	19,000,000.0	19,000,000.0
Construction of Vessel, Future Minimum Payments Due in Two Years	$ 49,500,000	$ 49,500,000